Selling, general and administrative expenses	6 Months Ended
Jun. 30, 2022
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses	Selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Personnel expenses	$44,795	$27,081	$89,862	$53,336
Share-based compensation	26,879	26,060	54,381	41,986
Professional services	7,626	7,674	16,567	14,242
Office expenses	7,018	3,726	13,067	6,948
Travel expenses	6,557	1,054	10,621	1,656
Other expenses	11,997	7,476	17,849	12,254
	$104,872	$73,071	$202,347	$130,422